FAIR VALUE MEASUREMENTS (Details) - Recurring - Fair Value, Inputs, Level 1 [Member] - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trust Account - U.S. Treasury Securities Money Market Fund			$ 212,916,691
Mudrick Capital Acquisition Corporation [Member]
Trust Account - U.S. Treasury Securities Money Market Fund	$ 71,786,097	$ 215,385,757